Federated Hermes Global Equity Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.9%
		Australia—1.2%
278		Cochlear Ltd.	$ 63,343
9,659		Goodman Group	188,109
		TOTAL	251,452
		Brazil—0.3%
45	[1]	Mercadolibre, Inc.	71,788
		China—1.6%
15,331		Alibaba Group Holding Ltd.	142,201
29,400		China Mengniu Dairy Co., Ltd.	73,846
88,000		PICC Property and Casualty Co., Ltd., Class H	120,258
		TOTAL	336,305
		Denmark—2.7%
4,751		Novo Nordisk A/S	568,087
		France—1.6%
654		Schneider Electric SA	148,452
1,418		Vinci SA	181,537
		TOTAL	329,989
		Germany—1.3%
6,266		Deutsche Telekom AG, Class REG	148,937
1,475		Mercedes-Benz Group AG	117,486
		TOTAL	266,423
		Hong Kong—1.1%
22,957		AIA Group Ltd.	185,774
1,300		Hong Kong Exchanges & Clearing Ltd.	40,168
		TOTAL	225,942
		India—1.7%
1,242		Dr. Reddy’s Laboratories Ltd.	96,349
10,161		ICICI Bank Ltd., ADR	260,223
		TOTAL	356,572
		Indonesia—0.7%
552,000		PT Telekomunikasi Indonesia Tbk	140,625
		Italy—2.8%
4,191		Prysmian SpA	208,972
10,942		UniCredit SpA	365,908
		TOTAL	574,880
		Japan—5.0%
2,800		Daiwa House Industry Co., Ltd.	81,034
400		Fast Retailing Co., Ltd.	116,258
1,700		FUJIFILM Holdings Corp.	107,694
1,500		Hitachi Ltd.	126,390
2,800		Kurita Water Industries Ltd.	113,981
61,172		Nippon Telegraph & Telephone Corp.	74,486
1,900		Nitto Denko Corp.	173,929
10,300		Panasonic Holdings Corp.	97,084
1,800		Sony Group Corp.	154,749
		TOTAL	1,045,605

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—2.9%
640		ASML Holding N.V.	$ 605,518
		Norway—1.4%
6,380		Aker BP ASA	154,872
26,759		Norsk Hydro ASA	137,757
		TOTAL	292,629
		South Korea—2.1%
5,302		Samsung Electronics Co., Ltd.	291,048
608	[1]	Samsung Fire & Marine Insurance	135,967
		TOTAL	427,015
		Spain—0.6%
10,098		Iberdrola SA	115,930
		Sweden—0.9%
13,315		Svenska Cellulosa AB SCA, Class B	188,334
		Switzerland—0.6%
493		Roche Holding AG	129,220
		Taiwan—1.7%
11,616		Giant Manufacturing Co., Ltd.	74,862
2,180		Taiwan Semiconductor Manufacturing Co., Ltd., ADR	280,500
		TOTAL	355,362
		United Kingdom—2.5%
1,544		AstraZeneca PLC	195,489
2,708		Experian PLC	115,964
18,366		M&G PLC	52,138
21,536		Tate & Lyle PLC	163,277
		TOTAL	526,868
		United States—67.2%
2,946		Abbott Laboratories	349,513
666		Accenture PLC	249,603
414	[1]	Adobe, Inc.	231,956
2,033	[1]	Advanced Micro Devices, Inc.	391,413
2,010	[1]	Alphabet, Inc., Class A	278,305
3,421	[1]	Amazon.com, Inc.	604,696
1,325		American Tower Corp.	263,489
470		Amgen, Inc.	128,700
3,416		Apple, Inc.	617,442
378		Automatic Data Processing, Inc.	94,927
10,204		Bank of America Corp.	352,242
1,114		Best Buy Co., Inc.	90,100
216		Broadcom, Inc.	280,906
2,490		Capital One Financial Corp.	342,649
895		Chubb Ltd.	225,245
2,813		Citigroup, Inc.	156,093
2,128	[1]	Copart, Inc.	113,103
642		Costco Wholesale Corp.	477,577
961	[1]	Crowdstrike Holdings, Inc.	311,508
1,102		CVS Health Corp.	81,956
3,061		Delta Air Lines, Inc.	129,388
1,679	[1]	Exact Sciences Corp.	96,593
862		FedEx Corp.	214,612
2,844		Fortune Brands Innovations, Inc.	231,331
1,970		General Mills, Inc.	126,435

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
1,789		Hess Corp.	$ 260,747
93		Hubbell, Inc.	35,326
1,430		Ingersoll-Rand, Inc.	130,602
192		Intuit, Inc.	127,275
404	[1]	Intuitive Surgical, Inc.	155,782
299		Lam Research Corp.	280,537
875		M&T Bank Corp.	122,273
2,903		Microsoft Corp.	1,200,797
2,513		Mosaic Co./The	78,305
803		NVIDIA Corp.	635,269
200	[1]	O’Reilly Automotive, Inc.	217,484
570		Owens Corning, Inc.	85,375
7,297		Pfizer, Inc.	193,808
1,554		Procter & Gamble Co.	246,993
2,519		Prudential Financial, Inc.	274,546
370		Public Storage	105,032
1,379	[1]	Royal Caribbean Cruises, Ltd.	170,100
1,844		The Travelers Cos., Inc.	407,450
303		Thermo Fisher Scientific, Inc.	172,765
2,456		TJX Cos., Inc.	243,488
533		Tractor Supply Co.	135,553
1,682		Trane Technologies PLC	474,274
4,001		UGI Corp.	97,944
6,510		Verizon Communications, Inc.	260,530
280	[1]	Vertex Pharmaceuticals, Inc.	117,807
1,037		Visa, Inc., Class A	293,098
3,497		Walt Disney Co.	390,195
6,392		Weyerhaeuser Co.	219,757
582		Zimmer Biomet Holdings, Inc.	72,378
1,583		Zoetis, Inc.	313,956
		TOTAL	13,959,228
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $16,069,831)	20,767,772
		OTHER ASSETS AND LIABILITIES - NET—0.1%[2]	12,058
		TOTAL NET ASSETS—100%	$20,779,830

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$13,959,228	$—	$—	$13,959,228
International	612,511	6,196,033	—	6,808,544
TOTAL SECURITIES	$14,571,739	$6,196,033	$—	$20,767,772

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt